(Loss)/Gain on Fair Value Changes of Derivative Financial Instruments - Summary of (Loss)/Gain on Fair Value Changes of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Gains (Losses) on fair value changes of derivative financial instruments	¥ (311)	¥ 2	¥ 6
Interest rate swaps [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Gains (Losses) on fair value changes of derivative financial instruments		¥ 2	¥ 6
Forward foreign exchange contracts [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Gains (Losses) on fair value changes of derivative financial instruments	¥ (311)